Purchases and other expenses - Other liabilities - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchases and other expenses
Total	€ 3,078	€ 2,802	€ 2,644	€ 2,574
o/w other non-current liabilities	299	276	306
o/w other current liabilities	€ 2,779	€ 2,526	€ 2,338